Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 25, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 23, 2022	May 31, 2022	May 31, 2021	Dec. 07, 2020	Jul. 15, 2020	May 31, 2020	Sep. 30, 2019	May 31, 2019	May 31, 2018	Oct. 30, 2017	Jul. 10, 2017	May 31, 2017	Feb. 27, 2017
C000194706
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire 100 ETF
Account Value	$ 20,424												$ 19,243							$ 15,461					$ 16,200	$ 17,602			$ 12,398		$ 10,626	$ 10,707	$ 10,000
C000248596
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire 500 ETF
Account Value	$ 11,155	$ 10,446	$ 10,404	$ 10,921	$ 11,194	$ 10,762	$ 11,352	$ 10,579	$ 10,737	$ 10,510	$ 10,284	$ 9,961	9,860	$ 9,588	$ 10,115	$ 10,000
C000176728
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Corporate Bond ETF
Account Value	$ 11,547												10,830							10,400					10,428	11,301			11,022		10,490	9,925		$ 10,000
C000223048
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Momentum ETF
Account Value	$ 13,732												12,893							9,806					9,660	11,788	$ 10,000
C000237005
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Fidelis Multi Factor ETF
Account Value	$ 13,103		12,230			12,782			12,846			12,064			12,384		$ 11,897	$ 10,721	$ 10,970		$ 10,120	$ 9,799	$ 8,808	$ 10,000
C000176729
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope ETF
Account Value	$ 20,055												18,542							15,496					16,061	17,169			10,979		11,150	11,488			$ 10,408	$ 10,000
C000214760
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire International ETF
Account Value	$ 17,042												15,072							13,019					13,202	14,592			9,215	$ 10,000
C000176730
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Small/Mid Cap ETF
Account Value	$ 16,835												17,194							14,244					14,856	15,997			9,549		10,492	11,504			9,728	10,000
C000220340
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Tactical Balanced ETF
Account Value	$ 12,936												12,317							10,561					11,205	11,922		$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 26,113												23,003							17,945					17,435	17,488			12,463		11,045	10,642	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,509	10,828	10,902	11,553	11,705	11,388	11,666	11,020	11,120	10,888	10,630	10,502	10,138	9,659	10,071	10,000
Bloomberg Intermediate Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Corporate Index
Account Value	$ 12,359												11,540							10,992					10,989	11,849			11,410		10,644	9,983		10,000
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,845												14,975							11,712					11,443	11,548	10,000
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 14,943		14,010			14,183			14,263			13,411			13,003		11,922	10,712	11,119		10,406	9,662	8,738	10,001
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 24,961												21,911							17,530					17,127	17,870			12,626		11,815	11,793			10,494	9,999
S&P International 700 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P International 700 TR
Account Value	$ 16,566												14,422							12,132					11,981	13,393			9,323	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,410												16,218							13,502					14,165	17,048			10,360		10,729	11,796			9,767	10,000
Inspire 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire 100 Index
Account Value	$ 21,552												20,230							16,178					16,872	18,230			12,477		10,742	10,758	$ 10,000
Inspire 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire 500 Index
Account Value	$ 11,163	$ 10,454	10,413	$ 10,930	$ 11,204	10,771	$ 11,364	$ 10,588	10,745	$ 10,517	$ 10,290	9,965	9,862	$ 9,587	10,114	$ 10,000
Inspire Corporate Bond Impact Index
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Corporate Bond Impact Index
Account Value	$ 12,659												11,827							11,245					11,237	12,151			11,588		10,680	10,011		10,000
Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Account Value	$ 12,240												11,438							10,936					10,937	11,759			11,377		10,629	9,982		$ 10,000
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,373												14,068							11,168					11,469	12,269	$ 10,000
WI Fidelis Multi-Cap, Multi-Factor Index
Account Value [Line Items]
Line Graph and Table Measure Name	WI Fidelis Multi-Cap, Multi-Factor Index
Account Value	$ 13,543		12,622			13,173			13,164			12,336			12,654		12,125	10,896	11,126		10,239	9,899	8,841	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 14,517		$ 13,601			$ 13,783			$ 13,921			$ 13,057			$ 12,693		$ 11,731	$ 10,566	$ 10,938		$ 10,301	$ 9,600	$ 8,746	$ 10,000
Inspire Global Hope Index
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope Index
Account Value	$ 20,918												19,132							15,880					16,310	17,304			11,135		11,448	11,565			10,461	10,000
Inspire International NTR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire International NTR Index
Account Value	$ 16,247												14,275							12,320					13,013	14,352			9,166	10,000
Inspire Global Hope Ex-US GTR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope Ex-US GTR Index
Account Value	$ 16,821												14,670							12,570					12,609	13,823			8,789	$ 10,000
Inspire Small/MidCap Impact EW Index
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire Small/Mid Cap Index
Account Value	$ 18,265												18,579							15,301					15,892	16,937			9,694		10,580	11,689			9,734	10,000
S&P SmallCap 600 Equal Weight Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 16,424												16,926							14,536					15,993	17,639			$ 9,131		$ 10,196	$ 11,782			$ 9,579	$ 10,000
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 12,457												$ 11,462							$ 10,348					$ 10,396	$ 11,202		$ 10,000